AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AFS And HTM Debt Securities [Abstract]
Debt securities, held-to-maturity, sold, realized gain (loss)		$ 0	$ 0	$ 0
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest income, Available-for-sale		8,841	6,489	5,202
Interest income, Held-to-maturity		5,134	6,512	7,118
Total interest income	[1]	13,975	13,001	12,320
Provision for credit losses, Available-for-sale		5	44	(26)
Provision for credit losses, Held-to-maturity		1	1	7
Total provision for credit losses		6	45	(19)
Gross realized gains		32	32	37
Gross realized losses		(176)	(952)	(27)
Net realized gains (losses)		$ (144)	$ (920)	$ 10

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).